Nature of Business and Liquidity (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 13, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Apr. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)	7,187,500
Net proceeds											$ 26,335,100
Number of shares of common stock called by warrants	199,241	15,625						15,625				9,962
Exercise price	$ 100.00	$ 100.00						$ 100.00
Shares converted (in shares)	1,068,135
Net cash used in operating activities								$ 12,411,046	$ 11,742,788	$ 15,762,512	5,266,885
Net loss		$ 5,299,962	$ 4,341,653	$ 4,816,934	$ 4,289,610	$ 4,671,232	$ 3,470,070	14,458,548	$ 12,430,912	17,564,968	6,843,399
Accumulated deficit		42,328,798						42,328,798		27,870,249	10,305,281
Cash		$ 7,452,934						7,452,934		4,968,418	$ 20,825,860
Net proceeds from sale of common stock								$ 14,931,171		1,300,000
Expected Award amount										$ 870,000			$ 2,392,845
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 28,750,000
Shares issued (in shares)	359,375
Price per share (in dollars per share)	$ 4.00
Net proceeds	$ 25,400,000
Number of shares of common stock called by warrants	312,500
Exercise price	$ 5.00
Redemption premium (as a percent)	125.00%
Shares converted (in shares)	53,406
Net proceeds from sale of common stock	$ 28,750,000